Banking Issuances (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Deposits
	December 31, 2025	December 31, 2024
Certificate of deposit(i)	16,401,956	17,038,525
Interbank deposits(ii)	12,026,038	7,050,709
	28,427,994	24,089,234
Current	18,947,864	12,677,098
Non-Current	9,480,130	11,412,136

(i)        During the year ended December 31, 2025, the average interest cost amounted to 103% of CDI (109% of CDI in December 31, 2024). Some deposits have interest rates correlated to the IPCA (Brazilian inflation rates) and fixed rates. For these certificates of deposit, the Group contracts derivative financial instruments (Swaps) designated to hedge accounting with the specific objective of protecting deposits from fluctuations arising from inflation, changing IPCA and fixed rates for CDI rates. More details of financial instruments in note 30.

(ii)      During the year ended December 31, 2025, the average interest cost associated amounted to 107% of CDI (110% of CDI on December 31, 2024), On September 30, 2025, the PagSeguro Group issued R$1,000,000 in Public Financial Letter. The maturity date will be July 10, 2027. The notional amount and accrued interest will be paid at maturity. The operation was closed with an interest rate of CDI + 0.45% per year, the Company contracted a derivative financial instrument not designated to hedge accounting (“Swap”) to convert from CDI + 0.45% to 103.6% of CDI per year.

The maturity analysis of banking issuances based on the due date of the agreements (disregarding that some can be withdrawn at any time) is as follows:

	December 31, 2025	December 31, 2024
Due within 30 days	5,709,683	4,289,493
Due within 31 to 120 days	6,186,359	5,258,608
Due within 121 to 180 days	2,509,993	763,642
Due within 181 to 360 days	4,541,829	2,365,355
Due within 361 days or more days	9,480,130	11,412,136
	28,427,994	24,089,234

The changes in the amount were as follows:

On December 31, 2023	16,188,440
Additions	42,437,883
Withdraws	(35,607,575)
Interest	1,070,486
On December 31, 2024	24,089,234
Additions	68,870,530
Withdraws	(66,523,971)
Financial instruments	(4,046)
Interest	1,996,247
December 31, 2025	28,427,994